Earnings per Unit ("EPU") - Issuance of units since IPO (Details)	May 16, 2017 shares
Earnings per Unit ("EPU")
Number of units issued for conversion of subordinated units to common units	9,822,358
Subordinated units to common units conversion ratio	1